Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended	6 Months Ended		7 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Redeemable [Member]
Numerator:
Allocation of net loss	$ (161,974)	$ (616,541)		$ (68,604)
Denominator:
Weighted average shares outstanding	7,727,686	7,711,242		1,785,218
Net loss per common share	$ (0.02)	$ (0.08)		$ (0.04)
Non-Redeemable [Member]
Numerator:
Allocation of net loss	$ (46,680)	$ (161,394)	$ (1,000)
Denominator:
Weighted average shares outstanding	2,227,054	2,018,599	1,437,500
Net loss per common share	$ (0.02)	$ (0.08)	$ 0